OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 15 - OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) during the years ended March 31, 2025, 2024 and 2023 consists of the following:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2025	2024	2023
Foreign currency translation adjustment:
Income (losses) during the year	¥7,656	¥(7,273)	¥3,588
Income (losses) before tax effect	7,656	(7,273)	3,588
Income (losses) after tax effect	¥7,656	¥(7,273)	¥3,588

Total
Income (losses) during the year	¥7,656	¥(7,273)	¥3,588
Income (losses) before tax effect	7,656	(7,273)	3,588
Income (losses) after tax effect	¥7,656	¥(7,273)	¥3,588